SCHEDULE OF NON - CONTROLLING INTERESTS (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Deficit	$ 35,784,864	$ 38,207,918
Accumulated other comprehensive loss	(329,707)	(1,397,475)
Total non-controlling interests		24,765
Huayou Huitong [Member]
Paid-in capital		53,405
Deficit		(11,473)
Accumulated other comprehensive loss		(17,167)
Total non-controlling interests		$ 24,765